SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 5,124,099	$ 4,957,929
Less: accumulated depreciation	(1,604,556)	(1,492,976)
Property and equipment, net	3,519,543	3,464,953
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	4,483,382	4,285,476
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	134,463	130,941
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 506,254	$ 541,512